Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Schedule of Adjusted Net Debt, Adjusted Shareholders' Equity and Adjusted Capital	2022 2021 Total debt 11,928 10,846 Cash and cash equivalents (901) (499) Unamortized fair value adjustments (310) (325) Adjusted net debt 10,717 10,022 2022 2021 Total shareholders' equity 25,863 23,699 Adjusted total debt 12,025 10,960 Adjusted capital 37,888 34,659
Components of Ratios	In 2022, we filed a base shelf prospectus in Canada and the US qualifying the issuance of up to $ 5 billion of common shares, debt securities and other securities during a period of 25 months from March 11, 2022. In 2022, we issued $ 1 billion of notes pursuant to the base shelf prospectus and a prospectus supplement, as discussed in Note 18. 2022 2021 Adjusted net debt to adjusted EBITDA 0.9 1.4 Adjusted EBITDA to adjusted finance costs 21.6 14.3 Debt to capital (calculated as adjusted total debt to adjusted capital) (Limit: 0.65 : 1.00)0.32 : 1.00 0.32 : 1.00
Adjusted Total Debt	2022 2021 Short-term debt 2,142 1,560 Current portion of long-term debt 542 545 Current portion of lease liabilities 305 286 Long-term debt 8,040 7,521 Lease liabilities 899 934 Total debt 11,928 10,846 Letters of credit – financial 97 114 Adjusted total debt 12,025 10,960
Adjusted Finance Costs	2022 2021 Finance costs 563 613 Unwinding of discount on asset retirement obligations (29) 9 Borrowing costs capitalized to property, plant and equipment 37 29 Interest on net defined benefit pension and other post-retirement plan obligations (8) (9) Loss on early extinguishment of debt ‐ (142) Adjusted finance costs 563 500